PANTHER PARTNERS, L.P.



                           Financial Statements


                               June 30, 1997









                          Panther Partners, L.P.
                          (a limited partnership)

                           Financial Statements

                               June 30, 1997






                          Panther Partners, L.P.
                          (a limited partnership)

                           Financial Statements


                               June 30, 1997






                                 Contents

Report of Independent Accountants.............................. 1

Statement of Assets, Liabilities and Partners' Capital......... 2
Statement of Operations and Special Allocation................. 3
Statement of Changes in Partners' Capital - Net Assets......... 4
Statement of Cash Flows........................................ 5
Notes to Financial Statements.................................. 6
Schedule of Portfolio Investments............................. 15
Schedule of Securities Sold, Not Yet Purchased................ 21
Affirmation of the Commodity Pool Operator.................... 25





                     Report of Independent Accountants

To the Partners of
Panther Partners, L.P.

In our opinion, the accompanying statement of assets, liabilities and partners' capital, including the schedules of portfolio investments and securities sold, not yet purchased, and the related statements of operations and special allocation, of changes in partners' capital-net assets, of cash flows and the selected financial ratios present fairly, in all material respects, the financial position of Panther Partners, L.P. (the "Fund") at June 30, 1997, the results of its operations, the changes in its partners' capital-net assets, and the selected financial ratios for the six months ended June 30, 1997 and the statement of changes in partners' capital-net assets and the selected financial ratios for the year ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at June 30, 1997 by correspondence with the counterparties and brokers and the application of alternative auditing procedures where such confirmations were not received, provides a reasonable basis for the opinion expressed above. The selected financial ratios for each of the periods presented from March 1, 1992 (commencement of operations) through December 31, 1995 were audited by other independent accountants whose report dated February 16, 1996 expressed an unqualified opinion on the financial statements.

As more fully described in Note 1, the Corporate General Partner has elected to dissolve the Partnership effective close of business on June 30, 1997.



Price Waterhouse LLP
New York, New York
August 20, 1997

                          Panther Partners, L.P.
                          (a limited partnership)

          Statement of Assets, Liabilities and Partners' Capital

                               June 30, 1997


Assets
Cash                                                         $           1,020
Investments in securities - at market value
  (cost - $178,668,085)                                            200,282,258
Due from brokers                                                   214,295,209
Other assets                                                         1,720,587
                                                                   -----------
Total Assets                                                       416,299,074
                                                                   -----------


Liabilities
Short-term borrowing                                                 1,300,664
Securities sold, not yet purchased - at market value
  (proceeds of sales - $64,393,871)                                 69,748,699
Due to brokers                                                         979,658
Management fee payable                                                 702,693
Other liabilities                                                    1,105,151
                                                                   -----------
Total liabilities                                                   73,836,865
                                                                   -----------
Partners' capital - net assets                                    $342,462,209
                                                                   ===========
Partners' capital - Net Assets
Represented by:
   Capital contributions, (net of syndication costs of
       $150,000 in 1992)                                          $506,982,638
   Capital withdrawals                                            (400,378,686)
   Accumulated net investment loss                                 (34,619,653)
   Accumulated net realized gain on investments                    251,960,968
   Net unrealized appreciation on investments                       18,516,942
                                                                   -----------
                                                                  $342,462,209
                                                                   ===========


                                      The accompanying notes should be read in
                                     conjunction with the financial statements


                          Panther Partners, L.P.
                          (a limited partnership)

              Statement of Operations and Special Allocation

                  For the Six Months ended June 30, 1997


Loss from investment transactions
Net realized gain on:
   Investment transactions                                   $    14,513,786
   Foreign currency contracts                                      1,850,357
                                                                 -----------
                                                                  16,364,143
                                                                 -----------

Unrealized appreciation on investments:
   Beginning of period                                            44,667,908
   End of period                                                  18,516,942
                                                                 -----------
Net decrease in unrealized appreciation                          (26,150,966)
                                                                 -----------
Loss from investment transactions                                 (9,786,823)
                                                                 -----------

Investment loss
Income:
   Dividends                                                       3,085,290
   Interest                                                          611,555
                                                                 -----------
                                                                   3,696,845
                                                                 -----------
Expenses:
   Interest                                                        3,709,353
   Management fee                                                  1,397,674
   Taxes withheld on foreign dividends                               539,929
   Transactions fees                                                 150,000
   Dividends on securities sold, not yet purchased                    84,624
   Legal fees                                                         44,916
   Individual General Partners' fees and expenses                     38,785
   Amortization of organizational costs                               25,047
   Miscellaneous                                                     112,282
                                                                 -----------
                                                                   6,102,610
                                                                 -----------
Investment loss - net                                             (2,405,765)
                                                                 -----------

Net decrease in net assets resulting from operations             (12,192,588)

Less allocation of net increase in net assets
   resulting from operations:
   Special allocation to General Partner (Note 2)                          0
                                                                 -----------
Net decrease in net assets resulting from operations available
   for pro-rata distribution to all partners (Note 2)        $   (12,192,588)
                                                                 ===========

                                      The accompanying notes should be read in
                                     conjunction with the financial statements



                          Panther Partners, L.P.
                          (a limited partnership)

          Statement of Changes in Partners' Capital - Net Assets

      Year ended December 31, 1996 and Six Months ended June 30, 1997

                                                                          General         Limited
                                                           Total          Partner         Partners
                                                       ---------------------------------------------
Total partners' capital - net
  assets at December 31, 1995                          $ 476,667,471   $  11,418,550   $ 465,248,921

Year ended December 31, 1996:
   Capital contributions                                   9,370,461         120,461       9,250,000
   Capital withdrawals                                  (164,880,754)     (5,505,596)   (159,375,158)
   Investment loss - net            $  (7,998,910)
   Net realized gain on investments   160,155,115
   Change in net unrealized
     appreciation on investments      (21,391,310)
                                      -----------
Net increase in net assets resulting
   from operations                    130,764,895

Less allocation of net increase in net
   assets resulting from operations:
      Special allocation to General
         Partner (Note 2)              18,644,925         18,644,925      18,644,925
                                       ----------
      Net increase in net assets resulting
         from operations available for
         pro-rata distribution to all
         partners (Note 2)                               112,119,970       3,622,973     108,496,997
                                                         -------------------------------------------
Total partners' capital - net assets at
   December 31, 1996                                     451,922,073      28,301,313     423,620,760


Six months ended June 30, 1997:
   Capital contributions                                   8,240,000               -       8,240,000
   Capital withdrawals                                  (105,507,276)    (19,844,925)    (85,662,351)
   Investment loss - net               (2,405,765)
   Net realized gain on investments    16,364,143
   Change in net unrealized appreciation
      on investments                  (26,150,966)
                                       ----------
Net decrease in net assets resulting
   from operations                    (12,192,588)

Less allocation of net increase in net
   assets resulting from operations:
      Special allocation to General
         Partner (Note 2)                                          -               -               -
      Net decrease in net assets result-
         ing from operations available
         for pro-rata distribution to all
         partners (Note 2)                               (12,192,588)       (292,368)    (11,900,220)
                                                         -------------------------------------------
Total partners' capital - net assets at
   June 30, 1997                                       $ 342,462,209   $   8,164,020   $ 334,298,189
                                                         ===========================================

                                      The accompanying notes should be read in conjunction with the financial statements



                          Panther Partners, L.P.
                          (a limited partnership)

                          Statement of Cash Flows

                      Six Months ended June 30, 1997



Cash flows from operating activities
Net decrease in net assets resulting from operations             $(12,192,588)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
      Amortization of organizational costs                             25,047
      (Increase) decrease in:
         Investments in securities                                302,940,670
         Due from brokers                                          37,031,549
         Other assets                                              (1,439,375)
      Increase (decrease) in:
         Collateral payable                                       (63,274,548)
         Securities sold, not yet purchased                       (66,148,618)
         Securities sold under agreements to repurchase           (19,407,345)
         Due to brokers                                            (3,165,233)
         Management fee payable                                      (102,056)
         Other liabilities                                            340,249
                                                                  -----------
Net cash provided by operating activities                         174,607,752

Cash flows from financing activities
Net payments of short-term borrowings                             (77,616,761)
Capital contributions                                               7,840,000
Capital withdrawals                                              (105,507,276)
                                                                  -----------
Net cash used in financing activities                            (175,284,037)

Decrease in cash                                                     (676,285)
Cash at beginning of the period                                       677,305
                                                                  -----------
Cash at end of the period                                         $     1,020
                                                                  ===========

Supplemental disclosure of cash flow information
Cash paid during the period for:
   Interest                                                       $ 3,936,175
                                                                  ===========



                                      The accompanying notes should be read in
                                     conjunction with the financial statements



                          Panther Partners, L.P.
                          (a limited partnership)

                       Notes to Financial Statements

                               June 30, 1997


1.  Organization and Summary of Significant Accounting Policies

A. Organization and Dissolution:

Panther Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on October 2, 1990. The Partnership is registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company and commenced operations on March 1, 1992. The investment objective of the Partnership is to maximize total return primarily through investing and trading in equity and debt securities of both U.S. and foreign issuers, futures contracts and various options on the foregoing.

The Agreement provides for not less than five "Individual General Partners" and a Corporate General Partner. The Corporate General Partner is Panther Management Company, L.P. ("PMC, L.P.") which is under common control and management with Tiger Management L.L.C.

PMC, L.P., acting in accordance with Section 6.1(a)(3) of the Agreement elected to dissolve the Partnership as of the close of business on June 30, 1997. Each partner received on July 1, 1997 approximately 97% of the value of their interest in the Partnership either (i) in cash or (ii) in securities and cash which were contributed by the partner to an affiliated partnership. The remaining 3% will be distributed within 90 days as in (i) and (ii) above.

B. Basis of Preparation of Financial Statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its financial statements are reasonable and prudent, however actual results could differ from these estimates.

C. Investment Transactions:

Investment transactions, including related revenue and expenses, are recorded on a trade-date basis.


Securities and commodities listed on a national securities exchange or the NASDAQ national list are valued at their last sales price as of the last business day of the period. Listed securities and commodities with no reported sales on such date and over-the-counter securities and commodities are valued at their closing bid price if held long by the Partnership and closing ask price if sold short by the Partnership. The resulting unrealized gains and losses are included in


                          Panther Partners, L.P.
                          (a limited partnership)

                 Notes to Financial Statements (continued)

                               June 30, 1997


1. Organization and Summary of Significant Accounting Policies (continued)

net decrease in net assets resulting from operations. The Partnership enters into transactions in futures, options, foreign exchange options, swaps, swaptions, structured notes and forward currency contracts which are used for hedging and non-hedging purposes. Contracts which trade on an exchange are valued at market value. Contracts which do not trade on an exchange are valued based on pricing models using market quoted inputs.

D. Currency Translation

Assets and liabilities denominated in currencies other than United States dollars are translated at closing rates of exchange at June 30, 1997, with the resulting net unrealized gains and losses reflected in net decrease in net assets resulting from operations. Purchases and sales of securities and income and expenses which occur during the year are translated at the rates of exchange prevailing on the respective dates of the transactions. Realized foreign exchange gains or losses include the effects of currency movements between trade and settlement dates on securities transactions. The Partnership includes changes in foreign exchange rates on investments in the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in loss from investment transactions.

E. Income and Expense Recognition:

The expenses incurred by the Partnership in connection with its organization have been amortized over a 60-month period beginning March 1, 1992.

Income taxes have not been provided for as the partners are individually liable for reporting their share of the profits or losses on their individual tax returns.

2.  Related Party Transactions

Panther Management Corporation, General Partner of PMC, L.P., provides administrative services to the Partnership and pays substantially all operating expenses of the Partnership for which it receives a management fee. The management fee is calculated monthly at an annual rate equal to one and one-half percent of the first $10,000,000 of the Partnership's net assets, one percent of the next $10,000,000 of the Partnership's net assets and three quarters of one percent of the Partnership's net assets in excess of $20,000,000. For the six months ended June 30, 1997 the management fee totaled $1,397,674, of which $694,981 has been paid and $702,693 is payable.


                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                                 June 30, 1997


2.  Related Party Transactions (continued)

The Corporate General Partner of the Partnership is entitled under the terms of the Agreement to receive, subject to certain limitations, an allocation of up to 15% of the net profits, as defined, of the Partnership. For the six months ended June 30, 1997, the General Partner was not entitled to this allocation. The term "pro-rata" as used in the statement of operations and special allocation and the statement of changes in partners' capital - net assets, represents the allocation of income in accordance with the Agreement.

Each Individual General Partner receives an annual fee of $15,000 from the Partnership and is reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 1997, these fees and expenses totaled $38,785.

During the period, certain securities were traded between the Partnership and another entity under the control of the Investment Manager. These trades were executed at the opening price on the day of the respective transactions.

3.  Securities Transactions

The aggregate number of purchases and sales of investment securities, excluding short-term debt securities, for the six months ended June 30, 1997, amounted to $5,329,398,161 and $5,548,524,323 respectively.

At June 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the statement of assets, liabilities and partners' capital).

At June 30, 1997, accumulated net unrealized appreciation on investments in securities, and securities sold, not yet purchased, was $16,259,345, consisting of $30,283,990 gross unrealized appreciation and $14,024,645 gross unrealized depreciation.

4.  Financial Instruments with Off-Balance Sheet Risk or
     Concentrations of Credit Risk

In the normal course of business, the Partnership trades various financial instruments and enters into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, swaps, written option contracts, structured notes and sales of securities not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future


                            Panther Partners, L.P.
                            (a limited partnership)

                   Notes to Financial Statements (continued)

                                 June 30, 1997


4.  Financial Instruments with Off-Balance Sheet Risk or
     Concentrations of Credit Risk (continued)

dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital. Additionally, these financial investments expose the Partnership to credit risk arising from potential inability of counterparties to perform under the terms of these contracts.

The Partnership's foreign exchange trading activities involve the purchase and sale of foreign exchange options having various maturity dates. The Partnership seeks to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts.

Securities sold, not yet purchased, represent obligations of the Partnership to deliver the specified security and thereby creates a liability to repurchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased, may exceed the amount recognized in the statement of assets, liabilities and partners' capital.

At June 30, 1997, the Partnership had outstanding forward exchange contracts, both to purchase and sell foreign currencies, commodities and other instruments, as follows:

              Foreign Currency Forward Buy and Sell Contracts


   Foreign
 Denominated                                                                           Unrealized
   Amount         Contract                              Commitment      Market Value   Gain (Loss)
--------------------------------------------------------------------------------------------------
                  Buy Contracts
       300,000    British Pound Exp. 9/17/97           $    499,230    $    498,289   $    (941)
    33,260,208    Deutsche Mark Exp. 9/17/97             19,319,523      19,186,134    (133,389)
     5,371,200    European Currency Unit Exp. 7/2/97      6,078,661       6,055,483     (23,178)
    14,100,000    French Franc Exp. 9/17/97               2,430,528       2,412,147     (18,381)
    47,221,231    Hong Kong Dollar Exp. 9/16/97           6,088,549       6,089,980       1,431
10,352,659,650    Italian Lira Exp. 9/17/97               6,085,138       6,088,904       3,766
16,129,836,506    Japanese Yen Exp. 9/17/97             142,535,246     142,450,537     (84,709)
     5,325,071    Malaysian Ringgit Exp. 9/17/97          2,109,607       2,106,052      (3,555)
    18,512,937    Netherlands Guilder Exp. 9/17/97        9,564,475       9,493,132     (71,343)
     7,200,000    Norwegian Kroner Exp. 9/17/97             996,379         988,790      (7,589)


                          Panther Partners, L.P.
                          (a limited partnership)

                 Notes to Financial Statements (continued)

                               June 30, 1997


4.  Financial Instruments with Off-Balance Sheet Risk or
     Concentrations of Credit Risk (continued)

          Foreign Currency Forward Buy and Sell Contracts (continued)


   Foreign
 Denominated                                                                           Unrealized
   Amount         Contract                              Commitment      Market Value   Gain (Loss)
--------------------------------------------------------------------------------------------------
    80,755,205    Portuguese Escudo Exp. 9/17/97       $    462,026    $    458,576   $   (3,450)
     4,608,611    Swedish Krona Exp. 9/17/97              3,240,594       3,234,220       (6,374)
     6,747,799    Swiss Franc Exp. 9/17/97                4,697,335       4,662,739      (34,596)
                                                        ----------------------------------------
                  Total buy contracts                   204,107,291     203,724,983     (382,308)
                                                        ----------------------------------------

                  Sell Contracts
   (37,877,809)   Austrian Schilling Exp. 9/17/97        (3,129,363)     (3,106,382)      22,981
   (15,848,924)   British Pound Exp. 9/17/97            (25,890,038)    (26,324,464)    (434,426)
   (21,986,162)   Canadian Dollar Exp. 9/17/97          (15,963,420)    (15,998,766)     (35,346)
    (4,955,841)   Deutsche Mark Exp. 9/17/97             (2,888,306)     (2,858,774)      29,532
    (5,371,200)   European Currency Unit Exp.7/2/97      (6,104,372)     (6,055,483)      48,889
  (185,553,441)   French Franc Exp. 9/17/97             (31,997,723)    (31,743,419)     254,304
  (538,635,199)   Japanese Yen Exp. 9/17/97              (4,772,691)     (4,756,953)      15,738
   (65,516,457)   Norwegian Kroner Exp. 9/17/97          (9,016,791)     (8,997,504)      19,287
(1,599,724,916)   Portuguese Escudo Exp. 9/17/97         (9,165,977)     (9,084,179)      81,798
    (3,576,000)   South African Rand Exp. 9/17/97          (774,949)       (772,262)       2,687
   (51,226,210)   Swiss Franc Exp. 9/17/97              (35,928,310)    (35,397,385)     530,925
                                                        ----------------------------------------
                  Total sell contracts                 (145,631,940)   (145,095,571)     536,369
                                                        ----------------------------------------
                  Net currencies                       $ 58,475,351    $ 58,629,412   $  154,061
                                                        ========================================

                        Commodity Forward Contracts


 Number of                                                                             Unrealized
 Contracts        Contract                              Commitment      Market Value   Gain (Loss)
--------------------------------------------------------------------------------------------------

                  Buy Contracts
    6             Cattle Exp. 7/18/97-1/30/98          $  8,596,987    $  8,648,498   $   51,511
    5             Cocoa Exp. 8/1/97-4/13/98               5,812,261       6,922,050    1,109,789
    2             Rhodium Exp. 8/28/97-8/29/97              703,818         792,909       89,091
   15             Palladium Exp. 9/22/97-12/31/98         5,545,169       6,125,795      580,626
    4             Platinum Exp. 7/1/97-1/6/98             1,713,289       1,714,478        1,189
    1             Wheat Exp. 6/19/98                      1,364,055       1,368,500        4,445
                                                        ----------------------------------------
                  Total buy contracts                  $ 23,735,579    $ 25,572,230   $1,836,651
                                                        ========================================


                          Panther Partners, L.P.
                          (a limited partnership)

                 Notes to Financial Statements (continued)

                               June 30, 1997


4.    Financial Instruments with Off-Balance Sheet Risk or
Concentrations of Credit Risk (continued)

                  Commodity Forward Contracts (continued)

 Number of                                                                             Unrealized
 Contracts        Contract                              Commitment      Market Value   Gain (Loss)
--------------------------------------------------------------------------------------------------

                  Sell Contracts
    2             Coffee Exp. 2/28/98 - 4/27/98        $ (1,456,525)   $ (1,409,508)  $   47,017
    1             Copper Exp. 9/14/98                      (122,949)       (124,151)      (1,202)
                                                        ----------------------------------------
                  Total sell contracts                   (1,579,474)     (1,533,659)      45,815
                                                        ----------------------------------------
                  Net commodity contracts               $22,156,105     $24,038,571   $1,882,466
                                                         =======================================


                              Other Contracts

 Number of                                                                             Unrealized
 Contracts        Contract                                              Market Value   Gain (Loss)
--------------------------------------------------------------------------------------------------

                  Buy Contracts
   10             Domestic equity swaps                                 $   (48,736)  $  (48,736)
    1             Foreign equity swap                                        46,166       46,166
                  Total buy contracts                                   $    (2,570)  $   (2,570)

                  Sell Contracts
   10             Foreign equity swaps                                  $    223,640  $  223,640
                  Total sell contracts                                       223,640     223,640
                  Net other contracts                                   $    221,070  $  221,070


The net unrealized gain of $2,257,597, on these investments, is included in the statement of assets, liabilities and partners' capital in due from brokers of $3,236,499 and due to brokers of $978,902.

The contract amounts of these instruments reflect the Partnership's extent of involvement in the particular class of financial instruments and do not represent the Partnership's risk of loss due to counterparty nonperformance. The Partnership's exposure to credit risk associated with counterparty nonperformance on forward contracts is limited to the unrealized gains inherent in such contracts that are recognized in the Partnership's statement of assets, liabilities and partners' capital. The settlement of these transactions is not expected to have a material effect upon the Partnership's statement of assets, liabilities and partners' capital. The Partnership seeks to limit its exposure to credit risk associated with counterparty nonperformance on options by obtaining collateral where possible.



                          Panther Partners, L.P.
                          (a limited partnership)

                 Notes to Financial Statements (continued)

                               June 30, 1997


4.    Financial Instruments with Off-Balance Sheet Risk or
      Concentrations of Credit Risk (continued)

Options purchased provide for cash settlement and require the payment of a premium, or a percentage thereof, in exchange for the right to receive the market movement on the underlying security or basket of instruments. Risk of loss is limited to the premiums as reflected in the statement of assets, liabilities and partners' capital.

A summary of open contract or notional amounts (in millions) at June 30, 1997 is as follows:

                                                   Purchases      Sales
                                                   --------------------
      Equity and Future Options                       $682        $187
      Foreign Exchange Options                         369           -
      Fixed Income Options                              83           -
      Commodity Options                                 20           5

The Partnership's principal trading activities are primarily with brokers and other financial institutions with a concentration in North America, Europe and Asia. The Partnership is subject to the risk of restrictions imposed by foreign governments on repatriation of cash and to political or economic uncertainties.

The Partnership's assets are held with a trust company.

5.  Financial Instruments Held or Issued for Trading Purposes

The Partnership maintains positions in a variety of financial instruments. The following table summarizes the components of loss from investment transactions for each category:

                                                      Net Gains
                                                     (Losses) for
                                                the six months ended
                                                     June 30, 1997
                                                --------------------

      Equity activities                            $   8,391,202
      Commodity activities                             6,003,112
      U.S. Dollar activities                             252,934
      Fixed Income activities                         (9,366,748)
      Foreign Exchange activities                    (15,067,323)
                                                     -----------
      Loss from investment transactions            $  (9,786,823)
                                                     -----------




                          Panther Partners, L.P.
                          (a limited partnership)

                 Notes to Financial Statements (continued)

                               June 30, 1997

5.  Financial Instruments Held or Issued for Trading Purposes (continued)

The following table presents the June 30, 1997 values of derivative financial instruments and the average values during the period of those instruments:


                                                          Average Value for
                                            Value at    the six months ended
                                          June 30,1997      June 30, 1997
                                       -------------------------------------
      Assets:
       Equities                           $27,983,960        $78,894,086
       Commodities                          5,519,877         49,278,660
       Foreign Exchange                       551,065         48,680,281
       Fixed Income                                 -         30,082,571

      Liabilities:
       Equities                               669,157            480,783
       Foreign Exchange                             -          2,344,064
       Commodities                                  -          2,341,554

6.  Short-term Borrowings

The Partnership has a short-term borrowing that is collateralized by securities held by a trust company. The borrowing bears interest at fluctuating rates primarily based on brokers' call and federal fund rates. The fair value of the short-term borrowing approximates its recorded amount.





                          Panther Partners, L.P.
                          (a limited partnership)

                 Notes to Financial Statements (continued)

                               June 30, 1997

7.  Selected Financial Ratios

The following represents the ratios to average net assets for the period:

                                                                                        March 1, 1992
                        Six Months Ended                                                Operations) to
                         June 30, 1997              Year Ended December 31            December 31, 1992
                        (not annualized)      1996       1995       1994       1993    (not annualized)
                        -------------------------------------------------------------------------------

Investment loss               (.67)%         (2.09)%    (2.34)%    (1.35)%    (1.06)%      (1.68)%
Operating expenses             .65            1.15       1.08       1.09       1.24         1.00
Interest and dividends on
  securities sold, not
  yet purchased               1.06            2.25       2.74       1.80       1.45         2.53
Total expenses                1.71            3.40       3.82       2.89       2.69         3.53
Portfolio turnover          274.65          447.80     441.79     289.85     203.56       216.17
Total return *               (3.44)          38.83      10.60     (18.90)     70.67         5.93

Average commission rate
  (per share of security)(a) $0.03           $0.04        n/a        n/a        n/a          n/a

* Total return assumes a purchase of a Partnership interest on the first day and a sale of the Partnership interest on the last day of the periods noted, before special allocation to General Partner, if any.

(a) Average commission rate (per share of security) as required by amended disclosure requirements effective for fiscal year beginning after September 1, 1995.



                          Panther Partners, L.P.
                          (a limited partnership)

                     Schedule of Portfolio Investments
                               June 30, 1997


     Shares            Security Description                        Value
-----------------------------------------------------------------------------

                Common Stocks-52.74%
                Advertising-1.85%
                Foreign:
   1,540,250      WPP Group                                     $  6,321,533
                                                                  ----------
                                                                   6,321,533
                                                                  ----------

                Automotive/Trucking-0.08%
                Foreign:
       3,175      Honda Motor Corp.                                  191,095
      12,000      Nissan Motor Co., Ltd.                              93,130
                                                                  ----------
                                                                     284,225
                                                                  ----------

                Banks/Finance-15.59%
                Domestic:
     442,365      Morgan Stanley, Dean Witter,
                    Discover & Co.                                19,049,343

                Foreign:
     477,100      Canadian Imperial Bank of Commerce              12,022,505
     135,348      Credit Suisse Group-Reg                         17,370,123
     125,025      Kookmin Bank                                     2,205,643
     294,360      Royal Bank of Scotland                           2,742,162
                                                                  ----------
                                                                  53,389,776
                                                                  ----------

                Communications/Cable-0.77%
                Foreign:
       9,418      Alcatel Alstholm                                 1,179,574
       1,930      SK Telecom Co. Ltd Ord                           1,443,470
                                                                  ----------
                                                                   2,623,044
                                                                  ----------

                Consumer Products/Services-0.54%
                Domestic:
          18      Mattel Inc.                                            610
                Foreign:
       8,410      Cho Sun Brewery Co., Ltd.                          220,217
      20,000      Fuji Photo Film                                    804,889
     158,800      Kimberly Clark de Mexico-A                         640,726
       4,200      Sega Enterprises                                   139,328
         800      TDK Corp.                                           58,734
                                                                  ----------
                                                                   1,864,504
                                                                  ----------



                                      The accompanying notes should be read in
                                     conjunction with the financial statements


                          Panther Partners, L.P.
                          (a limited partnership)

               Schedule of Portfolio Investments (continued)
                               June 30, 1997


     Shares            Security Description                        Value
-----------------------------------------------------------------------------

                Common Stocks-52.74% (continued)
                Cyclicals-4.73%
                Domestic:
     336,600      Xtra Corp.                                    $ 14,789,363


                Foreign:
       1,582      Compagnie Generale                                 449,585
       9,247      Marine-Wendel                                      944,149
                                                                  ----------
                                                                  16,183,097
                                                                  ----------

                Energy-0.59%
                Domestic:
         720      Tosco Corp.                                         21,555
                Foreign:
     144,123      Helikopter Services Group ASA                    1,851,519
      27,000    Nippon Oil Company Ltd.                              147,787
                                                                  ----------
                                                                   2,020,861
                                                                  ----------

                Funds-5.21%
                Foreign:
     149,000      CITC Seoul Turbo Trust                           1,034,255
     149,000      Daehan Prime Equity Trust                          939,406
      38,887      Framlington Russian Investment Fund                505,142
      68,100      India Magnum Fund Class "A"                      3,541,200
     119,300      India Magnum Fund Class "B"                      6,203,600
     241,264      Korea Magnum Trust                               3,843,336
      43,869      Maritime Investment Fund Ltd., Ord. "144A"         628,927
      89,100      Morgan Stanley India Investment Fund             1,152,731
                                                                  ----------
                                                                  17,848,597
                                                                  ----------


                Health Care Products-7.31%
                Foreign:
      15,671      Novartis Ag Regd Nom. CHF20                     25,034,986
                                                                  ----------
                                                                  25,034,986
                                                                  ----------

                Insurance-2.52%
                Domestic:
          66      Travelers Group Inc.                                 4,162




                                      The accompanying notes should be read in
                                     conjunction with the financial statements


                          Panther Partners, L.P.
                          (a limited partnership)

               Schedule of Portfolio Investments (continued)
                               June 30, 1997


     Shares            Security Description                        Value
-----------------------------------------------------------------------------


                  Common Stocks-52.74% (continued)
                  Insurance-2.52% ( continued)
                  Foreign:
      17,669        LG Insurance                                $  1,126,548
       3,707        Samsung Fire & Marine Insurance                1,382,719
          90        Samsung Fire & Marine Insurance PRF               22,612
   1,019,162        Storebrand ASA                                 6,086,836
                                                                  ----------
                                                                   8,622,877
                                                                  ----------

                  Metals-3.65%
                  Foreign:
   3,069,200        British Steel PLC                              7,614,378
      15,850        British Steel PLC ADR                            400,213
      59,700        Impala Platinum Holdings ADR                     658,359
       2,580        Pohang Iron & Steel Co.                          240,761
      43,146        Usinor Sacilor                                   778,279
      62,265        Voest-Alpine Stahl Ag                          2,821,569
                                                                  ----------
                                                                  12,513,559
                                                                  ----------

                  Paper-1.39%
                  Foreign:
     347,000        Macmillan Bloedel Ltd.                         4,761,513
                                                                  ----------
                                                                   4,761,513
                                                                  ----------


                  Retail-0.68%
                  Domestic:
       4,300        Circuit City-Carmax                               61,544


                  Foreign:
   3,315,300        Giordano International Ord. Holdings           2,268,262
                                                                  ----------
                                                                   2,329,806
                                                                  ----------

                  Shipping-1.29%
                  Foreign:
     314,889        Bona Shipholding Ord. "144A"                   3,432,290
      76,500        First Olsen Tankers Ltd.                         606,396
      73,740        Western Bulk Shipping AS                         362,804
                                                                  ----------
                                                                   4,401,490
                                                                  ----------





                                      The accompanying notes should be read in
                                     conjunction with the financial statements



                          Panther Partners, L.P.
                          (a limited partnership)

               Schedule of Portfolio Investments (continued)
                               June 30, 1997




     Shares            Security Description                        Value
-----------------------------------------------------------------------------

                  Common Stocks-52.74% (continued)
                  Telecommunications-3.22%
                  Foreign:
      39,500        Portugal Telecom ADR                        $  1,584,938
     145,570        Portugal Telecom SA                            5,869,091
      23,600        Telephone Company of Brazil                    3,584,250
                                                                 -----------
                                                                  11,038,279
                                                                 -----------


                  Transportation-1.61%
                  Foreign:
       9,000        Japan Air Lines Ltd.                              40,934
     539,268        Penninsular & Orient Steam NAV                 5,387,287
       2,900        Ryanair Holdings PLC-ADR                          78,663
                                                                 -----------
                                                                   5,506,884
                                                                 -----------

                  Utilities-1.66%
                  Foreign:
      23,460        CIE Generale Des Eaux                          3,006,157
      20,908        OMV AG Ords.                                   2,679,315
                                                                 -----------
                                                                   5,685,472
                                                                 -----------

                  Wholesale-0.05%
                  Domestic:
       6,955        Ingram Micro Inc.                                167,789
                                                                 -----------
                                                                     167,789
                                                                 -----------

                  Total Common Stocks (Cost $158,948,243)       $180,598,292
                                                                 ===========


Contracts
---------
                  Options-1.62%
                  Calls-1.50%
                  Domestic:
           3        Copper Call Str. 2,000,
                      Exp. 7/14/97-9/15/97                      $  1,469,963
           1        Platinum Call Str. 422, Exp. 8/27/97              23,612
           3        U.S. Dollar  Call/Japanese Yen Put
                      Str. 116.64 - 121.44
                      Exp 11/10/97-11/12/97                          397,003



                                      The accompanying notes should be read in
                                     conjunction with the financial statements


                          Panther Partners, L.P.
                          (a limited partnership)

               Schedule of Portfolio Investments (continued)
                               June 30, 1997


     Contracts         Security Description                        Value
-----------------------------------------------------------------------------

                  Options-1.62% (continued)
                  Calls-1.50%
                  Foreign:
           3        Storebrand Call Str. 26.45-26.9,
                      Exp. 10/14/97-1/30/98                     $  3,261,850
                                                                 -----------
                                                                   5,152,428
                                                                 -----------

                  Puts-0.12%
                  Domestic:
           1        Morgan Stanley High Tech Index Str. 373.5,
                      Exp. 7/2/97                                          0

                  Foreign:
           2        Brazil Put Str. 8834.2-11330.5,
                      Exp. 7/11/97-9/17/97                                 0
           4        British Sky Put Str. 5.7874-5.8242,
                      Exp. 7/31/97                                   393,670
           3        Italian Bond Put Str. 98.1745-100.11,
                      Exp. 8/5/97-9/12/97                                  0
           4        Mexican Bolsa Put Str. 455.741-489.31,
                      Exp. 7/10/97-8/14/97                                 0
                                                                 -----------
                                                                     393,670
                                                                 -----------


                  Total Options (Cost $5,491,080)               $  5,546,098
                                                                 ===========


                  Other Options-0.53%
                  Domestic:
           3        Soybean Swaption, Exp. 10/6/97-12/10/97     $  1,816,830


                  Foreign:
           3        Deutschemark/French Franc Spread Str.116-122,
                      Exp. 8/7/97-10/15/97                                 0
                                                                 -----------


                  Total Other Options (Cost $961,474)           $  1,816,830
                                                                 ===========


                                      The accompanying notes should be read in
                                     conjunction with the financial statements



                          Panther Partners, L.P.
                          (a limited partnership)

               Schedule of Portfolio Investments (continued)
                               June 30, 1997


  Face Amounts         Security Description                        Value
-----------------------------------------------------------------------------

                  Short-Term Investments-1.74%
                  Domestic:
   6,000,000        U.S. T-Bill Due 8/14/97                     $  5,961,375
                                                                 -----------

                  Total Short-Term Investments
                    (Cost $5,923,710)                           $  5,961,375
                                                                 ===========

                  Equity Linked Notes-1.85%
                  Foreign:
   6,360,000      SK Telecom                                    $  6,359,663
                                                                 -----------


                  Total Equity Linked Notes (Cost $7,343,578)   $  6,359,663
                                                                 ===========

                  Total Investments (Cost $178,668,085)
                    - 58.48%                                    $200,282,258
                  Other Assets Less Liabilities - 41.52%         142,179,951
                                                                 -----------
                  Net Assets-100%                               $342,462,209
                                                                 ===========

                                      The accompanying notes should be read in
                                     conjunction with the financial statements


                          Panther Partners, L.P.
                          (a limited partnership)

              Schedule of Securities Sold, Not Yet Purchased
                               June 30, 1997



     Shares            Security Description                        Value
-----------------------------------------------------------------------------

                  Common Stocks
                  Banks/Finance
                  Foreign:
      32,000        Chuo Trust & Banking                        $    212,309
         400        Daiwa Bank Ltd.                                    1,896
         200        Daiwa Securities Co., Ltd..                        1,578
      16,000        Fuji Bank Ltd.                                   240,244
      79,500        Grupo Financiero Bancomer ADR Ser. B             765,831
     109,100        Grupo Financiero Serfin ADR                      327,300
     223,100        Hang Seng Bank Ltd.                            3,182,411
       4,000        Industrial Bank Of Japan                          62,156
       7,200        Nikko Securities Co.                              44,313
     580,000        Nippon Credit Bank                             1,306,329
      42,000        Sakura Bank                                      321,921
       7,800        Softbank Corp.                                   499,118
      16,000        Sumitomo Bank                                    262,593
       7,000        Yasuda Trust & Banking                            26,766
                                                                 -----------
                                                                   7,254,765
                                                                 -----------


                  Communications/Cable
                  Foreign:
       7,313        British Sky Broadcasting - ADR                   326,800
   1,792,078        Singapore Telecommunications                   3,308,452
                                                                 -----------
                                                                   3,634,252
                                                                 -----------

                  Construction
                  Foreign:
      26,120        Cemex Unrestricted Ads                           227,244
     201,800        Grupo Mex Desarrollo ADR                         340,538
     520,600        Grupo Tribasa SA ADR                           2,798,225
      86,324        Kvaerner A SHS                                 5,232,294
      10,182        Kvaerner B SHS                                   570,537
      79,200        Transport Martima MEX-ADR L                      490,050
                                                                 -----------
                                                                   9,658,888
                                                                 -----------

                                      The accompanying notes should be read in
                                     conjunction with the financial statements


                          Panther Partners, L.P.
                          (a limited partnership)

        Schedule of Securities Sold, Not Yet Purchased (continued)
                               June 30, 1997


     Shares            Security Description                        Value
-----------------------------------------------------------------------------

                  Common Stocks-(continued)
                  Consumer Products\Service
                  Foreign:
      17,550        Moet Hennessy Louis Vuitton                 $  4,718,705
                                                                 -----------
                                                                   4,718,705
                                                                 -----------


                  Cyclicals
                  Foreign:
     212,825        Empresas Ica Sociedad                          3,418,502
     282,740        Vitro Sociedad Anonima ADR                     3,180,825
                                                                 -----------
                                                                   6,599,327
                                                                 -----------

                  Energy
                  Domestic:
      26,900        Global Marine                                    625,425

                  Foreign:
      11,000        Cosmo Oil Company Ltd.                            52,623
      60,900        Gazprom ADR                                    1,047,480
      30,800        Gazprom-Reg S (GDS)                              529,760
                                                                 -----------
                                                                   2,255,288
                                                                 -----------

                  Entertainment/Media
                  Domestic:
       2,065        MGM Grand Inc.                                    76,405

                  Foreign:
     154,960        Euro Disney                                      241,284
                                                                 -----------
                                                                     317,689
                                                                 -----------

                   Funds
                   Foreign:
      16,666         Mexico Fund Inc.                                322,904
                                                                 -----------
                                                                     322,904
                                                                 -----------


                  Healthcare Products
                  Domestic:
          70        Foundation Health Systems A                        2,122
      48,300        Vivus Inc.                                     1,150,144
                                                                 -----------
                                                                   1,152,266
                                                                 -----------



                                      The accompanying notes should be read in
                                     conjunction with the financial statements


                          Panther Partners, L.P.
                          (a limited partnership)

        Schedule of Securities Sold, Not Yet Purchased (continued)
                               June 30, 1997


     Shares            Security Description                        Value
-----------------------------------------------------------------------------

                  Common Stocks-(continued)
                  Metals
                  Foreign:
      34,908        Hoogovens                                   $  1,947,244
                                                                 -----------
                                                                   1,947,244
                                                                 -----------


                  Real Estate
                  Foreign:
       4,000        Sumitomo Realty & Development                     35,268
                                                                 -----------
                                                                      35,268
                                                                 -----------


                  Retail
                  Foreign:
     694,000        Daiei Inc.                                     4,452,990
         600        Mitsukoshi                                         4,269
                                                                 -----------
                                                                   4,457,259
                                                                 -----------


                  Technology
                  Domestic:
      23,900        C-Cube Micro Systems Inc.                        419,744
      43,900        Netscape Communications Corp.                  1,407,544
      74,400        Xylan Corp.                                    1,264,800

                  Foreign:
     101,630        Baan Company NV .01                            6,892,102
     115,200        Baan Company NV .02                            7,934,400
      73,000        Casio Computer Co., Ltd.                         635,364
       1,000        Oki Electric Industry Co.                          5,072
                                                                 -----------
                                                                  18,559,026
                                                                 -----------


                  Telecommunications
                  Domestic:
      44,700        Ascend Communications Inc.                     1,760,063
                  Foreign:
       2,000        Kokusai Denshin Denwa Co.                        138,455
     431,850        Telekom Malaysia                               2,021,353
                                                                 -----------
                                                                   3,919,871
                                                                 -----------


                                      The accompanying notes should be read in
                                     conjunction with the financial statements


                          Panther Partners, L.P.
                          (a limited partnership)

        Schedule of Securities Sold, Not Yet Purchased (continued)
                               June 30, 1997


     Shares            Security Description                        Value
-----------------------------------------------------------------------------

                  Common Stocks-(continued)
                  Transportation
                  Foreign:
     161,000        All Nippon Airways                          $  1,033,042
   2,722,397        Eurotunnel                                     2,988,132
                                                                 -----------
                                                                   4,021,174
                                                                 -----------



                  Total Short Common Stock
                  (Proceeds $63,747,640)                        $ 68,854,926
                                                                  ==========

Contracts
---------
                  Options
                  Calls
                  Domestic:
           1        Morgan Stanley High Tech Index Str. 373.50
                      Exp. 7/2/97                               $    291,070
                  Foreign:
           2        Brazil Bovespa Call Str. 8834.2-11330.5,
                      Exp. 7/11/97-9/17/97                           350,148
           4      British Sky Call Str. 5.7874-5.8242, Exp. 7/31/97        0
           4      Mexican Bolsa Call Str.455.471-489.31,
                      Exp. 7/10/97-8/14/97                           251,579
                                                                 -----------
                                                                     892,797
                                                                 -----------

                  Puts
                  Domestic:
           6        Copper Put Str. 1700, Exp. 7/14/97-12/15/97          976
                                                                 -----------

                                                                         976
                                                                 -----------



                  Total Options (Proceeds $646,231)             $    893,773
                                                                 ===========

                  Total Short Securities (Proceeds $64,393,871) $ 69,748,699
                                                                 ===========



                                      The accompanying notes should be read in
                                     conjunction with the financial statements


                Affirmation of the Commodity Pool Operator



IN WITNESS WHEREOF, the undersigned has made and signed this document as of the 20th day of August, 1997, and affirms that to the best of his knowledge and belief, the information contained in this document is accurate and complete.

                                   PANTHER MANAGEMENT COMPANY, L.P.
                                   Corporate General Partner and
                                   Commodity Pool
                                   Operator of Panther Partners, L.P.

                                   By: PANTHER MANAGEMENT CORPORATION
                                       Sole General Partner


                                   By: /s/ Nolan Altman
                                       -------------------------------
                                       Nolan Altman
                                       Chief Financial Officer